DEBT - Schedule of fair value swap agreement (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Interest Rate Swaps
Cumulative gain, net of tax reflected in accumulated other comprehensive income (loss)	$ 4,121	$ 913
Gain recognized in other comprehensive income	3,077	767
Amount reclassified from accumulated other comprehensive loss to earnings	131	146
Amount reclassified from AOCI into interest expense within next twelve months	885	389
Other current assets
Interest Rate Swaps
Derivative asset	880
Other assets
Interest Rate Swaps
Derivative asset	$ 4,615	1,607
Accrued liabilities
Interest Rate Swaps
Derivative liability		389
Interest Rate Swap | Other assets
Interest Rate Swaps
Derivative asset		1,607
Interest Rate Swap | Accrued liabilities
Interest Rate Swaps
Derivative liability		$ 389